Exceptional items (Tables)	12 Months Ended
Jun. 30, 2024
Exceptional Items [Abstract]
Schedule of exceptional items

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Exceptional operating items
Brand, goodwill and other assets impairment income from reversal/(charge) (1)	224	(613)	(409)
Supply chain agility programme (2)	(61)	(121)	—
Various dispute and litigation matters (3)	(107)	—	—
Distribution termination fee (4)	—	(55)	—
Winding down Russian operations (5)	—	23	(64)
Other exceptional operating items (6)	—	—	(4)
	56	(766)	(477)
Non-operating items
Sale of businesses and brands
Windsor business (7)	(58)	—	(25)
Guinness Cameroun S.A. (8)	(10)	343	—
Guinness Nigeria plc (9)	(6)	—	—
USL Popular brands (10)	4	5	—
Archers brand (11)	—	23	—
USL businesses (12)	—	4	—
Tyku brand (13)	—	(5)	—
Picon brand (14)	—	—	112
Meta Abo Brewery (15)	—	—	(183)
Step acquisition - Mr Black (16)	—	(10)	—
Other non-operating exceptional items (17)	—	4	8
	(70)	364	(88)

Exceptional items before taxation	(14)	(402)	(565)
Tax on exceptional items (note 7 (b))	(24)	226	40

Total exceptional items	(38)	(176)	(525)
Attributable to:
Equity shareholders of the parent company	(142)	(3)	(400)
Non-controlling interests	104	(173)	(125)
Total exceptional items	(38)	(176)	(525)

Schedule of exceptional cash flows	Cash payments and receipts included in net cash inflow from operating activities in respect of exceptional items were as follows:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Thalidomide (note 15 (d))	(17)	(16)	(22)
Winding down Russian operations	(2)	(16)	(18)
Supply chain agility programme	(26)	(14)	—
Distribution termination fee	(55)	—	—
Litigation	(88)	—	—
Donations	—	—	(50)
Total cash payments	(188)	(46)	(90)